Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (3,848,950)	$ (6,229,168)	$ (13,194,969)	$ (2,605,374)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Stock based compensation	54,718	299,173	187,385	530,506
Common stock issued for service	109,000	388,554	667,998	644,220
PPP loan forgiveness				(371,944)
Impairment of goodwill		748,997	1,244,309
Impairment of intangible assets			2,679,978	374,300
Impairment of fixed assets			1,873,619
Depreciation of fixed assets	3,223	168,992	231,465	104,619
Amortization of intangible assets	29,868	226,122	315,420	244,879
Amortization of debt discounts	732,395	685,074	1,416,120	37,500
Amortization of loan costs		31,250
Loss on settlement of debt	977,188
Lease expense	37,626	46,942	58,723	28,344
Write down of inventory		514,912	743,218
Bad debt expense		405	405	4,689
Credit loss expense	3,240
Gain on revaluation of fair value of derivative and warrant liabilities	(1,339,791)
Changes in operating assets and liabilities:
Accounts receivables	657,222	458,589	417,360	(133,043)
Inventories	2,817,489	(4,514,191)	(3,431,929)	(213,328)
Advances to related parties		(70,509)	(95,759)	(122,766)
Other current assets	(1,428,578)	1,647,661	3,030,728	(3,512,928)
Right of use liability	(37,665)	(47,050)	(58,867)	(28,489)
Other assets	(25,000)		1,922	(61,205)
Accounts payable and accruals	(1,854,111)	1,884,131	620,167	453,615
Deferred income		(51,359)	(62,336)	109,414
Other current liabilities		(283,768)	(263,768)	(316,038)
Net Cash (Used in) Operating Activities	(3,112,126)	(4,095,243)	(3,618,811)	(4,833,029)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash paid for acquisition		(398,482)	(398,482)	(790,593)
Proceeds from sale of fixed assets				17,183
Purchases of fixed assets	(132,551)	(150,855)	(296,793)
Net Cash (Used in) Investing Activities	(132,551)	(549,337)	(695,275)	(773,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common stock offering	1,854,086			6,596,500
Proceeds from sale of prefunded warrants	4,578,293
Proceeds from common stock warrants exercised	17,004	250,000	250,000	882,800
Proceeds from working capital line of credit	2,405,034	10,653,760	12,552,008	10,993,584
Proceeds from short-term loan	500,000
Proceeds from PPP loan				371,944
Proceeds from convertible debt	1,140,000	4,762,855	4,762,855
Repayments of working capital line of credit	(4,182,971)	(11,159,659)	(13,144,141)	(10,431,291)
Repayments of short-term loan	(436,154)
Principal payments of Convertible Debt	(2,007,435)		(1,118,888)
Purchase of treasury stock	(76,323)
Repayments of related party notes payable	(124,161)	(197,000)	(201,434)	(1,534,612)
Principal payments of long-term debt				(398,385)
Principal payments of convertible debt		(552,222)
Payment of loan costs		(25,000)	(25,000)
Net Cash Provided by Financing Activities	3,667,373	3,732,734	3,075,400	6,480,540
Effect of Exchange Rate Changes on Cash	56,875	(5,484)	92,435	(56,275)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	479,571	(917,330)	(1,146,251)	817,826
CASH AND CASH EQUIVALENTS – BEGINNING OF PERIOD	9,262	1,155,513	1,155,513	337,687
CASH AND CASH EQUIVALENTS – END OF PERIOD	488,833	238,183	9,262	1,155,513
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Common stock issued to settle payable and accrued interest			176,228
Operating lease assets recognized in exchange for operating lease liabilities		185,135	185,135
Warrants issued for convertible debt		956,301	1,035,253
Common stock issued for asset acquisition		359,250	359,250
Common stock issued for partial settlement of note payable			547,777
Derivative liability recognized on issuance of convertible note	383,672
Warrant liability recognized on issuance of convertible note	453,746
Common stock issued for partial settlement of note payable	3,053,088	447,777		28,260
Preferred shares conversion to common stock				71
Common stock issued for interest payment				266,882
Common stock issued for acquisition				2,665,397
Related party notes recognized from business acquisition				162,400
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 743,301	$ 210,495	$ 306,045	$ 537,533